Leases (Tables)	12 Months Ended
Jun. 30, 2022
Leases
Schedule of right-of-use assets	Right-of-use assets:

	2022	2021
	£’000	£’000
Property	3,655	4,004
Plant and machinery	417	379
Total	4,072	4,383

Schedule of lease liabilities

Lease liabilities:

	2022	2021
	£’000	£’000
Current	1,561	1,257
Non-current	2,869	3,083
Total lease liabilities	4,430	4,340

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2020	4,393
Cash flows	(1,684)
Acquisition	1,522
Accretion expense	109
As at 30 June 2021	4,340
Cash flows	(1,444)
Acquisition	1,437
Accretion expense	97
As at 30 June 2022	4,430

Schedule of amounts recognized in the consolidated statement of profit or loss

	2022	2021	2020
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(1,534)	(1,534)	(1,530)
Plant and machinery	(215)	(164)	(126)
	(1,749)	(1,698)	(1,656)
Interest expense (included in finance cost)	(97)	(109)	(131)
Expense relating to short-term leases (included in operating expenses)	(579)	(472)	(562)
Expense relating to low value leases (included in operating expenses)	(42)	(42)	(28)